Stock-Based Compensation - Weighted-Average Assumptions Utilized to Value Stock Option Grants (Details)	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Employee Stock Purchase Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)	0.12%	2.39%	0.89%
Expected life, in years	6 months	6 months	6 months
Volatility (as a percent)	34.50%	34.50%	34.50%
Employee Stock Purchase Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)	2.67%	2.67%	2.26%
Expected life, in years	1 year	1 year	1 year
Volatility (as a percent)	82.60%	39.60%	40.20%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)			1.75%
Expected life, in years			4 years
Volatility (as a percent)			38.60%
Dividend yield (as a percent)			0.00%
Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)		2.68%
Expected life, in years	3 years	3 years
Average volatility of peer companies (as a percent)		46.80%	46.40%
Average correlation coefficient of peer companies		0.34	0.34
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Performance Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)	0.28%		1.44%
Expected life, in years			2 years 9 months 18 days
Average volatility of peer companies (as a percent)	48.90%
Average correlation coefficient of peer companies	0.36
Performance Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)	1.66%		1.59%
Expected life, in years			3 years
Average volatility of peer companies (as a percent)	55.20%
Average correlation coefficient of peer companies	0.45